OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding - shares				6 Months Ended	12 Months Ended
	Dec. 29, 2016	Dec. 22, 2016	Dec. 08, 2016	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Line Items]
Number of Options Granted	5,000	150,000	25,000	0	905,000	1,800,000
Exercisable Immediately [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Line Items]
Number of Options Granted						737,500
Per Quarter, Over One Year [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Line Items]
Number of Options Granted						155,000
Per Quarter, Over Two Years [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Line Items]
Number of Options Granted						250,000
One Year Anniversary [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Line Items]
Number of Options Granted						225,000
Share-based Compensation Award, Tranche Four [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Line Items]
Number of Options Granted						300,000
50% One Year Anniversary, 50% Two Year Anniversary [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Line Items]
Number of Options Granted						100,000
Performance Contingent [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Line Items]
Number of Options Granted						32,500